Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Details)	Dec. 31, 2023 USD ($)
Secured Overnight Financing Rate (SOFR)
Derivative [Line Items]
Derivative, variable rate	5.50%
1.4340%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.434%
Notional amount	$ 80,000,000.0
1.4340% | Maximum
Derivative [Line Items]
Notional amount	$ 80,000,000.0
1.5580%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.558%
Notional amount	$ 80,000,000.0
1.5580% | Maximum
Derivative [Line Items]
Notional amount	$ 80,000,000.0
5.4200%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	5.42%
Notional amount	$ 216,800,000
5.4200% | Maximum
Derivative [Line Items]
Notional amount	$ 216,800,000
1.4900%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.49%
Notional amount	$ 21,800,000
1.4900% | Maximum
Derivative [Line Items]
Notional amount	$ 21,800,000
0.6350%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	0.635%
Notional amount	$ 76,000,000.0
0.6350% | Maximum
Derivative [Line Items]
Notional amount	$ 76,000,000.0
0.4590%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	0.459%
Notional amount	$ 76,000,000.0
0.4590% | Maximum
Derivative [Line Items]
Notional amount	$ 76,000,000.0
1.7574%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.7574%
Notional amount	$ 500,000,000.0
1.7574% | Maximum
Derivative [Line Items]
Notional amount	$ 500,000,000.0
2.3875%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	2.3875%
Notional amount	$ 200,000,000.0
2.3875% | Maximum
Derivative [Line Items]
Notional amount	$ 200,000,000.0
2.67%/5.50%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	2.67%
Notional amount	$ 250,000,000.0
2.67%/5.50% | Secured Overnight Financing Rate (SOFR)
Derivative [Line Items]
Derivative, variable rate	5.50%
2.67%/5.50% | Maximum
Derivative [Line Items]
Notional amount	$ 250,000,000.0